UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name	and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 5.3%
General Dynamics Corp.	2,823,200	$192,203,456
Honeywell International, Inc.	3,181,300	194,822,812
Northrop Grumman Corp.	3,152,500	216,545,225
Raytheon Co.	5,698,700	322,318,472
Rockwell Collins, Inc.	840,400	45,028,632
United Technologies Corp.	4,222,400	330,022,784
		1,300,941,381
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	2,394,800	175,419,100
Auto Components — 0.4%
Johnson Controls, Inc.	3,259,200	83,924,400
Beverages — 2.4%
The Coca-Cola Co.	8,030,200	298,562,836
Diageo Plc	10,336,700	295,510,736
		594,073,572
Chemicals — 2.7%
The Dow Chemical Co.	4,139,400	121,284,420
E.I. du Pont de Nemours & Co.	6,921,300	308,136,276
Olin Corp.	3,352,300	69,526,702
Praxair, Inc.	1,541,600	163,733,336
		662,680,734
Commercial Banks — 7.5%
Bank of Nova Scotia	4,238,500	230,226,408
M&T Bank Corp.	584,300	60,825,630
National Bank of Canada	3,511,900	271,387,676
The Toronto-Dominion Bank	2,984,900	242,766,886
U.S. Bancorp	10,745,500	356,858,055
Wells Fargo & Co.	19,793,900	666,856,491
		1,828,921,146
Consumer Finance — 1.1%
American Express Co.	4,581,800	256,443,346
Containers & Packaging — 0.2%
Packaging Corp. of America	1,010,000	35,622,700
Diversified Financial Services — 2.7%
JPMorgan Chase & Co.	15,912,500	663,233,000
Diversified Telecommunication Services — 5.1%
AT&T, Inc.	12,094,600	418,352,214
BCE, Inc.	1,902,600	83,067,516
CenturyLink, Inc.	8,490,700	325,873,066
Verizon Communications, Inc.	9,213,000	411,268,320
		1,238,561,116
Electric Utilities — 4.7%
American Electric Power Co., Inc.	2,600,200	115,552,888
Duke Energy Corp.	1,627,900	106,936,751
Edison International	2,261,700	106,164,198
FirstEnergy Corp.	3,098,900	141,681,708
ITC Holdings Corp.	731,700	58,257,954
NextEra Energy, Inc.	3,226,500	226,048,590

	Shares	Value
Common Stocks
Electric Utilities (concluded)
Northeast Utilities, Inc.	2,526,500	$99,291,450
PPL Corp.	1,869,100	55,287,978
The Southern Co.	5,017,600	235,024,384
		1,144,245,901
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	965,000	68,572,900
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	1,712,900	119,097,937
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	2,019,800	151,525,396
Food Products — 4.0%
General Mills, Inc.	4,700,400	188,392,032
H.J. Heinz Co.	2,538,800	146,006,388
Kraft Foods Group, Inc. (a)	2,468,100	112,249,188
Mead Johnson Nutrition Co.	1,091,243	67,286,043
Mondelez International, Inc., Class A (FKA Kraft Foods, Inc.)	7,404,300	196,510,122
Unilever NV - NY Shares	7,347,000	269,561,430
		980,005,203
Health Care Providers & Services — 0.3%
Quest Diagnostics, Inc.	1,424,200	82,204,824
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	3,983,100	345,733,080
Household Products — 2.0%
Kimberly-Clark Corp.	2,274,500	189,807,025
The Procter & Gamble Co.	4,141,300	286,743,612
		476,550,637
Industrial Conglomerates — 2.4%
3M Co.	2,182,200	191,160,720
General Electric Co.	19,076,900	401,759,514
		592,920,234
Insurance — 4.2%
ACE Ltd.	2,229,400	175,342,310
The Chubb Corp.	3,339,200	257,051,616
Prudential Financial, Inc.	4,460,300	254,460,115
The Travelers Cos., Inc.	4,861,100	344,846,434
		1,031,700,475
IT Services — 2.1%
Automatic Data Processing, Inc.	1,087,700	62,858,183
International Business Machines Corp.	2,328,300	452,924,199
		515,782,382
Leisure Equipment & Products — 0.6%
Mattel, Inc.	3,803,900	139,907,442
Machinery — 3.3%
Caterpillar, Inc.	4,460,400	378,286,524

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery (concluded)
Deere & Co.	4,982,200	$425,679,168
		803,965,692
Media — 2.8%
Comcast Corp., Special Class A	9,612,200	350,268,568
Time Warner Cable, Inc.	2,309,500	228,894,545
The Walt Disney Co.	2,132,800	104,656,496
		683,819,609
Metals & Mining — 3.1%
Barrick Gold Corp.	2,343,600	94,776,475
BHP Billiton Ltd.	12,486,600	442,093,157
Rio Tinto Ltd.	2,205,400	130,020,794
Southern Copper Corp.	2,507,100	95,520,510
		762,410,936
Multi-Utilities — 2.7%
Consolidated Edison, Inc.	924,900	55,845,462
Dominion Resources, Inc.	4,309,700	227,465,966
Public Service Enterprise Group, Inc.	4,983,000	159,655,320
Sempra Energy	1,536,800	107,191,800
Wisconsin Energy Corp.	2,611,100	100,449,017
		650,607,565
Oil, Gas & Consumable Fuels — 12.1%
Chevron Corp.	6,725,000	741,162,250
ConocoPhillips	2,127,300	123,064,305
CONSOL Energy, Inc.	499,400	17,558,904
Enbridge, Inc.	8,088,300	321,831,331
EQT Corp.	2,098,900	127,256,307
Exxon Mobil Corp.	5,949,100	542,379,447
Kinder Morgan, Inc.	1,285,400	44,616,234
Marathon Oil Corp.	4,397,300	132,182,838
Marathon Petroleum Corp.	2,255,100	123,872,643
Occidental Petroleum Corp.	2,340,000	184,766,400
Peabody Energy Corp.	545,300	15,213,870
Phillips 66	1,375,600	64,873,296
Royal Dutch Shell Plc, Class A	2,017,000	69,208,734
Spectra Energy Corp.	3,554,700	102,624,189
Total SA - ADR	6,702,900	337,826,160
		2,948,436,908
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	4,861,400	144,334,966
Pharmaceuticals — 6.8%
Abbott Laboratories	2,481,800	162,607,536
Bristol-Myers Squibb Co.	5,891,000	195,875,750
Johnson & Johnson	5,050,400	357,669,328
Merck & Co., Inc.	8,985,300	409,999,239
Pfizer, Inc.	21,039,000	523,239,930
		1,649,391,783

	Shares	Value
Common Stocks
Real Estate Investment Trusts (REIT) — 0.5%
American Tower Corp.	19,456	$1,464,842
Weyerhaeuser Co.	3,886,100	107,606,109
		109,070,951
Road & Rail — 1.9%
Canadian National Railway Company	3,153,300	272,382,054
Union Pacific Corp.	1,494,000	183,806,820
		456,188,874
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	10,553,000	228,208,625
Software — 1.3%
Microsoft Corp.	11,253,300	321,112,916
Specialty Retail — 3.3%
The Home Depot, Inc.	8,102,400	497,325,312
Limited Brands, Inc.	6,303,300	301,865,037
		799,190,349
Textiles, Apparel & Luxury Goods — 1.3%
VF Corp.	2,002,300	313,319,904
Tobacco — 3.2%
Altria Group, Inc.	4,108,900	130,663,020
Lorillard, Inc.	1,621,700	188,133,417
Philip Morris International, Inc.	5,330,200	472,042,512
		790,838,949
Water Utilities — 0.6%
American Water Works Co., Inc.	4,200,800	154,337,392
Wireless Telecommunication Services — 0.4%
Vodafone Group Plc - ADR	3,531,500	96,127,430
Total Common Stocks – 96.0%		23,399,429,755

Preferred Stocks
Oil, Gas & Consumable Fuels — 0.0%
Apache Corp., 6.00% (b)	247,000	11,525,020
Total Preferred Stocks – 0.0%		11,525,020
Total Long-Term Investments (Cost - $19,815,303,943) – 96.0%		23,410,954,775

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)(d)	954,307,921	$954,307,921
Total Short-Term Securities (Cost – $954,307,921) – 3.9%		$954,307,921
Total Investments (Cost - $20,769,611,864*) – 99.9%		24,365,262,696

Other Assets Less Liabilities – 0.1%		17,884,741
Net Assets – 100.0%		$24,383,147,437

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,772,236,447
Gross unrealized appreciation	$3,748,754,012
Gross unrealized depreciation	(155,727,763)
Net unrealized appreciation	$3,593,026,249

(a)	Non-income producing security.
(b)	Convertible security.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,001,163,465	(46,855,544)	954,307,921	$377,508

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
FKA	Formerly Known As
USD	US Dollar

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of October 31, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD 2,023,601	CAD	2,024,000	Citigroup, Inc.	11/01/12	$(2,932)

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Aerospace & Defense	$1,300,941,381	—	—	$1,300,941,381
Air Freight & Logistics	175,419,100	—	—	175,419,100
Auto Components	83,924,400	—	—	83,924,400

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks (continued):
Beverages	$ 298,562,836	$ 295,510,736	—	$ 594,073,572
Chemicals	662,680,734	—	—	662,680,734
Commercial Banks	1,828,921,146	—	—	1,828,921,146
Consumer Finance	256,443,346	—	—	256,443,346
Containers & Packaging	35,622,700	—	—	35,622,700
Diversified Financial Services	663,233,000	—	—	663,233,000
Diversified Telecommunication Services	1,238,561,116	—	—	1,238,561,116
Electric Utilities	1,144,245,901	—	—	1,144,245,901
Electrical Equipment	68,572,900	—	—	68,572,900
Energy Equipment & Services	119,097,937	—	—	119,097,937
Food & Staples Retailing	151,525,396	—	—	151,525,396
Food Products	980,005,203	—	—	980,005,203
Health Care Providers & Services	82,204,824	—	—	82,204,824
Hotels, Restaurants & Leisure	345,733,080	—	—	345,733,080
Household Products	476,550,637	—	—	476,550,637
Industrial Conglomerates	592,920,234	—	—	592,920,234
Insurance	1,031,700,475	—	—	1,031,700,475
IT Services	515,782,382	—	—	515,782,382
Leisure Equipment & Products	139,907,442	—	—	139,907,442
Machinery	803,965,692	—	—	803,965,692
Media	683,819,609	—	—	683,819,609
Metals & Mining	190,296,985	572,113,951	—	762,410,936
Multi-Utilities	650,607,565	—	—	650,607,565
Oil, Gas & Consumable Fuels	2,879,228,174	69,208,734	—	2,948,436,908

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2012	4

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks (concluded):
Paper & Forest Products	$ 144,334,966	—	—	$ 144,334,966
Pharmaceuticals	1,649,391,783	—	—	1,649,391,783
Real Estate Investment Trusts (REITs)	109,070,951	—	—	109,070,951
Road & Rail	456,188,874	—	—	456,188,874
Semiconductors & Semiconductor Equipment	228,208,625	—	—	228,208,625
Software	321,112,916	—	—	321,112,916
Specialty Retail	799,190,349	—	—	799,190,349
Textiles, Apparel & Luxury Goods	313,319,904	—	—	313,319,904
Tobacco	790,838,949	—	—	790,838,949
Water Utilities	154,337,392	—	—	154,337,392
Wireless Telecommunication Services	96,127,430	—	—	96,127,430
Preferred Securities:
Oil, Gas & Consumable Fuels	11,525,020	—	—	11,525,020
Short-Term Securities	954,307,921	—	—	954,307,921
Total	$23,428,429,275	$936,833,421	—	$24,365,262,696

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts..	—	$ (2,932)	—	$(2,932)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, foreign currency at value of $3,956,225 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 21, 2012